Summary of Significant Accounting Policies (Details)		1 Months Ended	12 Months Ended
		Nov. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) segment shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2026 SGD ($)
Summary of Significant Accounting Policies [Line Items]
Credit loss expense for accounts receivable
Provided allowance for credit losses
Depreciation			9,621	2,148	1,609
Depreciation expense			3,701,819	3,699,314	3,650,085
Deferred dry-docking cost, net			912,082	682,637
Amortization expense for deferred dry-docking costs			517,323	277,288	278,194
Contract liabilities			614,819	433,125	213,209
Research and development expenses			$ 4,200,000	$ 621,024	$ 601,000
Percentage of likely examination			50.00%
Weighted average shares outstanding - basic (in Shares) | shares	[1]		247,219	238,997	237,716
Weighted average shares outstanding - dilutive (in Shares) | shares	[1]		247,219	238,997	237,716
Segment description			The Chief Executive Officer is identified as the chief operating decision maker (CODM). The management, including the chief operating decision maker, measures performance based on the Group’s overall return to shareholders based on combined and consolidated net (loss) income. The CODM uses combined and consolidated net (loss) income to assess the performance of the Group and to decide how to allocate resources. Although separate vessel financial information is available, the CODM internally evaluates the performance of the Group as a whole and not on the basis of separate business units, as a result, the Group has determined that it operates as one reportable segment.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]			Chief Executive Officer [Member]
Number of operating segments (in segment) | segment			1
Aggregate amount of cash			$ 3,404,900
Uninsured cash balance			3,258,481	$ 5,478,297
Undiscounted future lease payments			7,100,000
Research and development expenses adjustment			4.2
Technology Service [Member]
Summary of Significant Accounting Policies [Line Items]
Research and development expenses			4,000,000	$ 600,000	$ 600,000
Research and development expenses write off			$ 4
Seaborne Pulping Technology [Member]
Summary of Significant Accounting Policies [Line Items]
Research and development expenses		$ 200,000
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			67.00%	74.00%	48.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				47.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					19.00%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			13.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			76.00%	22.00%
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				12.00%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				11.00%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			24.00%
Supplier A [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			11.00%	14.00%	16.00%
Supplier [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.00%	10.00%
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate amount of cash			$ 3,258,087	$ 5,441,407
Deposit insurance			$ 77,000			$ 100,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Credit contractual and customer payment			30 days
Property, plant and equipment, useful life			10 years			10 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Credit contractual and customer payment			180 days
Property, plant and equipment, useful life			25 years			25 years

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization and share consolidations as described in Note 13.